Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Disaggregation
Schedule of revenue disaggregation

	For the Year Ended December 31,
	2019	2020	2021
Vehicle sales	280,967	9,282,703	26,128,469
Other sales and services	3,400	173,906	881,310
Total	284,367	9,456,609	27,009,779

Schedule of revenue by timing of recognition

	For the Year Ended December 31,
	2019	2020	2021
Revenue recognized at a point in time	284,195	9,436,095	26,917,836
Including: Vehicle sales	280,967	9,282,703	26,128,469
Other sales and services	3,228	153,392	789,367
Revenue recognized over time	172	20,514	91,943
Total	284,367	9,456,609	27,009,779